Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments	2
Net sales reclassification amount			$ 31
Long-lived assets, Total	3,307	3,283
Long-lived intangible assets from acquisition goodwill	1,476	1,485
Maximum | Active Safety Products
Segment Reporting Information [Line Items]
Percentage of product sales to total sales	6.00%
U.S.
Segment Reporting Information [Line Items]
External sales	2,269	2,122	2,073
Long-lived assets, Total	1,733	1,741
Exports from U.S. to other Regions
Segment Reporting Information [Line Items]
External sales	$ 459	$ 488	$ 543
Customer Concentration Risk | Sales | GM
Segment Reporting Information [Line Items]
Percentage of sales to individuals	14.00%	14.00%	15.00%
Customer Concentration Risk | Sales | Renault
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	11.00%	11.00%
Customer Concentration Risk | Sales | Ford
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	11.00%	11.00%